Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2023
Fidelity Advisor Asset Manager 70% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.90%)
Past 5 years	3.16%
Past 10 years	6.32%
Fidelity Advisor Asset Manager 70% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.06%)
Past 5 years	2.08%
Past 10 years	5.20%
Fidelity Advisor Asset Manager 70% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.22%)
Past 5 years	2.32%
Past 10 years	4.83%
Fidelity Advisor Asset Manager 70% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.51%)
Past 5 years	3.61%
Past 10 years	6.31%
Fidelity Advisor Asset Manager 70% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.24%)
Past 5 years	3.39%
Past 10 years	6.30%
Fidelity Advisor Asset Manager 70% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.90%)
Past 5 years	4.68%
Past 10 years	7.24%
Fidelity Advisor Asset Manager 70% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.79%)
Since Inception	4.70%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0022
Average Annual Return:
Past 1 year	(15.71%)
Past 5 years	4.88%
Past 10 years	7.42%

[1]	AFrom October 2, 2018.